Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Taxes

Income taxes	Current assets		Current liabilities		Non-current liabilities
	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017
Taxes in Brazil
Income taxes	442	595	39	112	—
Income taxes—Tax settlement programs (*)	—	—	228	—	671

	442	595	267	112	671

Taxes abroad	37	7	32	15	—

Total	479	602	299	127	671

(*)	See note 20.2 for detailed information.

Summary of Other Taxes

Other taxes	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016
Taxes in Brazil
Current / Deferred ICMS (VAT)	934	969	707	676	1,021	1,078	—	—
Current / Deferred PIS and COFINS	820	710	2,282	2,262	820	463	—	—
CIDE	14	22	—	—	104	118	—	—
Production taxes	—	—	—	—	1,605	1,232	—	—
Withholding income taxes	—	—	—	—	157	486	—	—
Tax Settlement Program (**)	—	—	—	—	648	28	—	—
Others	170	165	72	191	165	190	86	20

Total in Brazil	1,938	1,866	3,061	3,129	4,520	3,595	86	20
Taxes abroad	20	34	14	12	28	33	—	—

Total	1,958	1,900	3,075	3,141	4,548	3,628	86	20

(*)	Other non-current taxes are classified as other non-current liabilities.
(**)	It includes the amount of US$ 3 relating to tax amnesty and refinancing program (REFIS) from previous periods.

Summary of Settlement of Tax Disputes

The settlement of disputes involving Brazilian Federal Tax Authorities, Brazilian Federal Agencies and similar bodies reduced tax disputes amounting to US$ 11,552 that as shown below:

Provisional measures	Signed into law	Brazilian federal settlement programs		Disputes	Amount of relief	Debts
766	—	Tax Settlement Program - PRT	(*)	502	—	502
783	13.496	Special Tax Settlement Program - PERT		2,203	1,001	1,202
780	13.494	Non -Tax Debts Settlement Program - PRD		340	113	227

795	13.586	Withholding income tax on remittances for payment of charter of vessels		8,507	7,976	531

				11,552	9,090	2,462

(*)	Benefit of using tax loss carryforwards to settle 80% of the debt.

Summary of Tax Liabilities Presented in Consolidated Statements of Financial Position

The balances of respective liabilities carried on the statement of financial position as of December 31, 2017 are shown below:

	Settlement
	Tax liabilities	In cash	Tax losses used	Total	Inflation indexation	CTA	12.31.2017
PRT
Income taxes	321	(64)	(103)	(167)	—	(1)	153
Other taxes	181	(36)	(145)	(181)	—	—	—

Total	502	(100)	(248)	(348)	—	(1)	153

PERT
Income taxes (*)	1,128	(425)	—	(425)	21	20	744
Others taxes	74	(34)	—	(34)	2	(2)	40

	1,202	(459)	—	(459)	23	18	784

PRD
Production taxes	227	(132)	—	(132)	—	(8)	87
Law 13.586/17
Withholding income tax	531	—	—	—	—	(10)	521

Total	2,462	(691)	(248)	(939)	23	(1)	1,545

Current							874
Non-current							671

(*)	It includes incremental relief amounting to US$ 239 according to Law 13.496 /17.

Summary of Outstanding Amount of Settlement Year

The following table presents the settlement years of the outstanding amount of these programs:

	2018	2019	2020	2021	2022	2023 onwards	Total
PRT	153	—	—	—	—	—	153
PERT	119	60	60	60	60	425	784
PRD	87	—	—	—	—	—	87
Law 13.586/17	521	—	—	—	—	—	521

Total	880	60	60	60	60	425	1,545

Schedule of Impacts of Tax Settlement Programs within Statement of Income

Impacts of the tax settlement programs within statement of income

	PRT (*)	PERT	PRD	Law 13,586/17	Total
Cost of sales	—	—	(131)	—	(131)
Other taxes	(169)	(366)	(25)	(323)	(883)
Finance expenses	(249)	(309)	(71)	(208)	(837)
Income taxes—notice of deficiency	(98)	(565)	—	—	(663)

Total—after reliefs	(516)	(1,240)	(227)	(531)	(2,514)

Impacts of PIS/COFINS on settlement programs	—	(69)	(7)	—	(76)
Income taxes—deductible expenses	(51)	192	70	180	391
Other income and expenses—reversal of provision (*)	485	11	—	—	496

Total	(82)	(1,106)	(164)	(351)	(1,703)
Income taxes— reversal of unused tax losses from 2012 to 2017	—	(711)	—	—	(711)

Impacts within the statement of income (before Indexation charges)	(82)	(1,817)	(164)	(351)	(2,414)

Indexation charges	—	(22)	—	—	(22)

Impacts within the statement of income	(82)	(1,839)	(164)	(351)	(2,436)

(*)	A portion of this provision was recognized within the statement of income in the first quarter 2017 in the amount of US$ 199.

Summary of the Changes in the Deferred Income Taxes

The changes in the deferred income taxes are presented as follows:

Income taxes in Brazil comprise corporate income tax (IRPJ) and social contribution on net income (CSLL). Brazilian statutory corporate tax rates are 25% and 9%, respectively.

	Property, Plant and Equipment
	Exploration and decommissioning costs	Others (*)	Loans, trade and other receivables / payables and financing	Finance leases	Provision for legal proceedings	Tax losses	Inventories	Employee Benefits	Others	Total
Balance at January 1, 2016	(10,323)	1,291	7,613	(350)	792	5,215	353	1,199	(6)	5,784

Recognized in the statement of income for the year	1,078	(533)	(374)	36	183	(230)	21	522	210	913
Recognized in shareholders’ equity (****)	—	—	(4,629)	301	—	(3)	—	1,058	—	(3,273)
Cumulative translation adjustment	(1,960)	106	918	(68)	179	1,094	55	252	(12)	564
Others (**)	—	73	(16)	(9)	(26)	(36)	—	(22)	92	56

Balance at December 31, 2016	(11,205)	937	3,512	(90)	1,128	6,040	429	3,009	284	4,044

Recognized in the statement of income for the period (***)	363	(1,292)	(1,099)	(64)	1,134	278	130	(4)	139	(415)
Recognized in shareholders’ equity (****)	—	—	(887)	—	—	(69)	—	(273)	9	(1,220)
Cumulative translation adjustment	150	45	34	4	(40)	(67)	(6)	(34)	(11)	75
Use of tax credits	—	—	—	—	—	(271)	—	—	—	(271)
Others	—	(188)	(16)	20	(21)	120	16	(10)	108	29

Balance at December 31, 2017	(10,692)	(498)	1,544	(130)	2,201	6,031	569	2,688	529	2,242

Deferred tax assets										4,307
Deferred tax liabilities										(263)

Balance at December 31, 2016										4,044

Deferred tax assets										3,438
Deferred tax liabilities										(1,196)

Balance at December 31, 2017										2,242

(*)	Mainly includes impairment adjustments and capitalized borrowing costs.
(**)	Includes US$ 77 transferred to liabilities associated with assets held for sale relating to Liquigás, PESA and NTS.
(***)	Does not include US$ 52 relating to deferred income taxes of companies when classified as held for sale.
(****)	The amounts presented as Loans, trade and other receivables/payables and financing, relate to the tax effect on exchange rate variation recognized within other comprehensive income (cash flow hedge accounting) as set out note 33.2.

Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable)

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) recoverable (payable) as of December 31, 2017 is set out in the following table:

	Assets	Liabilities
2018	683	(372)
2019	403	96
2020	397	121
2021	465	862
2022	498	24
2023 and thereafter	992	465

Recognized deferred tax credits	3,438	1,196

Brazil	511	—
Abroad	2,660	—

Unrecognized deferred tax credits	3,171	—

Total	6,609	1,196

Summary of Aging of the Unrecognized Tax Carryforwards

An aging of the unrecognized tax carryforwards, from companies abroad is set out below:

Unrecognized deferred tax credits
2020	42
2021	152
2022	6
2023	55
2024	36
2025	6
2026	113
2027	130
2028	147
2029	162
2030 and thereafter	1,811

Total	2,660

Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2017	2016	2015
Net income before income taxes	1,997	(3,665)	(9,748)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(679)	1,247	3,314
Adjustments to arrive at the effective tax rate:	—	—
• Different jurisdictional tax rates for companies abroad	669	(157)	(251)
• Brazilian income taxes on income of companies incorporated outside Brazil (*)	(70)	(320)	(751)
• Tax incentives	169	51	11
• Tax loss carryforwards (unrecognized tax losses)	(146)	(265)	(554)
• Non-taxable income (non-deductible expenses), net (**)	(472)	(1,080)	(658)
• Tax settlement programs (***)	(1,373)	—	—
• Others	74	(160)	(28)

Income taxes expense	(1,828)	(684)	1,137

Deferred income taxes	(467)	913	2,043
Current income taxes	(1,361)	(1,597)	(906)

Total	(1,828)	(684)	1,137

Effective tax rate of income taxes	91.5%	(18.7)%	11.7%

(*)	Relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**)	Includes results in equity-accounted investments and expenses relating to health care plan.
(***)	Income taxes in the scope of PRT and PERT and reversals of losses carry forwards from 2012 to 2017, as shown in note 21.2.4.